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                                   May 5, 2000


VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE:      IVY FUND, FILE NOS. 2-17613, 811-1028

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), the undersigned hereby certifies on behalf of Ivy Fund (the "Trust") that each form of Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 115 to the Trust's Registration Statement on Form N-1A ("PEA 115") that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 115. I hereby further certify that PEA 115 was filed electronically with the Commission on May 1, 2000 pursuant to Rule 485(b) under the Securities Act.

         No fees are required in connection with this filing.  Please call me at
(617) 728-7178 or Joseph R. Fleming at (617) 728-7161 if you have any questions.

                                                              Very truly yours,



                                                              /s/ Kate T. Alen

Enclosure

cc:      Joseph R. Fleming, Esq.
         C. William Ferris, Mackenzie Investment Management Inc.